SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-sale
The amortized cost and fair value of securities at December 31, 2021 and December 31, 2020 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$7,820	$22	$(20)	$7,822
U.S. Government Sponsored Enterprises (GSEs)	9,228	68	(103)	9,193
State and municipal securities	54,236	2,611	(66)	56,781
Corporate debt securities	10,530	289	(35)	10,784
Asset based securities	10,380	116	(24)	10,472
Mortgage-backed GSE residential/multifamily and non-GSE	37,123	185	(188)	37,120
Total securities available for sale	$129,317	$3,291	$(436)	$132,172

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—
State and municipal securities	19,672	364	(126)	19,910
Corporate debt securities	—	—	—	—
Asset based securities	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—
Total securities held to maturity	$19,672	$364	$(126)	$19,910
Total securities	$148,989	$3,655	$(562)	$152,082
NOTE 3.    SECURITIES (Continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Securities Available for Sale
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	9,154	246	(34)	9,366
State and municipal securities	64,468	3,531	(58)	67,941
Corporate debt securities	8,286	188	(5)	8,469
Asset based securities	9,035	76	—	9,111
Mortgage-backed GSE residential/multifamily and non-GSE	18,753	394	(33)	19,114
Total securities available for sale	$109,696	$4,435	$(130)	$114,001

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—
State and municipal securities	—	—	—	—
Corporate debt securities	—	—	—	—
Asset based securities	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—
Total securities	$109,696	$4,435	$(130)	$114,001

Schedule of Debt Securities, Held-to-maturity
The amortized cost and fair value of securities at December 31, 2021 and December 31, 2020 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$7,820	$22	$(20)	$7,822
U.S. Government Sponsored Enterprises (GSEs)	9,228	68	(103)	9,193
State and municipal securities	54,236	2,611	(66)	56,781
Corporate debt securities	10,530	289	(35)	10,784
Asset based securities	10,380	116	(24)	10,472
Mortgage-backed GSE residential/multifamily and non-GSE	37,123	185	(188)	37,120
Total securities available for sale	$129,317	$3,291	$(436)	$132,172

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—
State and municipal securities	19,672	364	(126)	19,910
Corporate debt securities	—	—	—	—
Asset based securities	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—
Total securities held to maturity	$19,672	$364	$(126)	$19,910
Total securities	$148,989	$3,655	$(562)	$152,082
NOTE 3.    SECURITIES (Continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Securities Available for Sale
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	9,154	246	(34)	9,366
State and municipal securities	64,468	3,531	(58)	67,941
Corporate debt securities	8,286	188	(5)	8,469
Asset based securities	9,035	76	—	9,111
Mortgage-backed GSE residential/multifamily and non-GSE	18,753	394	(33)	19,114
Total securities available for sale	$109,696	$4,435	$(130)	$114,001

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—
State and municipal securities	—	—	—	—
Corporate debt securities	—	—	—	—
Asset based securities	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—
Total securities	$109,696	$4,435	$(130)	$114,001

Schedule of Investments Classified by Contractual Maturity Date	The amortized cost and fair value of securities available for sale and securities held to maturity as of December 31, 2021 and December 31, 2020 by contractual maturity are shown below. Actual maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid with or without penalty. Therefore, these securities are not included by maturity in the following summary:
NOTE 3.    SECURITIES (Continued)

	December 31,
	2021		2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Securities Available for Sale
Due in less than one year	$302	$302	$—	$—
Due from one year to five years	2,766	2,790	1,200	1,241
Due after five to ten years	26,475	26,764	15,518	15,873
Due after ten years	62,651	65,196	74,225	77,773
Mortgage-backed securities	37,123	37,120	18,753	19,114
Total securities available for sale	$129,317	$132,172	$109,696	$114,001

Securities Held to Maturity
Due in less than one year	$—	$—	$—	$—
Due from one year to five years	—	—	—	—
Due after five to ten years	1,100	1,115	—	—
Due after ten years	18,572	18,795	—	—
Mortgage-backed securities	—	—	—	—
Total securities held to maturity	$19,672	$19,910	$—	$—
Total securities	$148,989	$152,082	$109,696	$114,001

Schedule of Realized Gain (Loss)
Gains and losses on sales of securities available for sale for the years ended December 31, 2021 and December 31, 2020 consist of the following:

	Years Ended December 31,
	2021	2020
Gross gains	$862	$765
Gross losses	(919)	(23)
Net realized gains (losses)	$(57)	$742

Schedule of Restricted Investments
Restricted equity securities as of December 31, 2021 and December 31, 2020 consist of the following:

	December 31,
	2021	2020
Federal Home Loan Bank stock	$1,675	$2,299
First National Banker’s Bankshares, Inc. stock	675	675
Pacific Coast Banker’s Bank stock	250	250
Total restricted equity securities	$2,600	$3,224

Schedule of Available-for-sale in Continuous Unrealized Loss Position
The following table shows the gross unrealized losses and fair value of securities, aggregated by category and length of time that securities have been in a continuous unrealized loss position at December 31, 2021 and December 31, 2020.

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Total Unrealized Losses
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$(20)	$5,347	$—	$—	$(20)
U.S. Government Sponsored Enterprises (GSEs)	(57)	1,946	(46)	1,899	(103)
State and municipal securities	(66)	6,270	—	—	(66)
Corporate debt securities	(35)	2,995	—	—	(35)
Asset based securities	(21)	2,842	(3)	879	(24)
Mortgage-backed GSE residential/multifamily and non-GSE	(158)	16,226	(30)	2,749	(188)
Total securities available for sale	$(357)	$35,626	$(79)	$5,527	$(436)

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—	—
State and municipal securities	(126)	6,450	—	—	(126)
Corporate debt securities	—	—	—	—	—
Asset based securities	—	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—	—
Total securities held to maturity	$(126)	$6,450	$—	$—	$(126)
Total securities	$(483)	$42,076	$(79)	$5,527	$(562)
NOTE 3.    SECURITIES (Continued)
Temporarily Impaired Securities (Continued)

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Total Unrealized Losses

December 31, 2020
Securities Available for Sale
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	(34)	2,051	—	—	(34)
State and municipal securities	(58)	4,979	—	—	(58)
Corporate debt securities	(5)	1,495	—	—	(5)
Asset based securities	—	960	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	(33)	6,643	—	—	(33)
Total securities available for sale	$(130)	$16,128	$—	$—	$(130)

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—	—
State and municipal securities	—	—	—	—	—
Corporate debt securities	—	—	—	—	—
Asset based securities	—	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—	$—
Total securities	$(130)	$16,128	$—	$—	$(130)

Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value
The following table shows the gross unrealized losses and fair value of securities, aggregated by category and length of time that securities have been in a continuous unrealized loss position at December 31, 2021 and December 31, 2020.

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Total Unrealized Losses
December 31, 2021
Securities Available for Sale
U.S. Treasury securities	$(20)	$5,347	$—	$—	$(20)
U.S. Government Sponsored Enterprises (GSEs)	(57)	1,946	(46)	1,899	(103)
State and municipal securities	(66)	6,270	—	—	(66)
Corporate debt securities	(35)	2,995	—	—	(35)
Asset based securities	(21)	2,842	(3)	879	(24)
Mortgage-backed GSE residential/multifamily and non-GSE	(158)	16,226	(30)	2,749	(188)
Total securities available for sale	$(357)	$35,626	$(79)	$5,527	$(436)

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—	—
State and municipal securities	(126)	6,450	—	—	(126)
Corporate debt securities	—	—	—	—	—
Asset based securities	—	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—	—
Total securities held to maturity	$(126)	$6,450	$—	$—	$(126)
Total securities	$(483)	$42,076	$(79)	$5,527	$(562)
NOTE 3.    SECURITIES (Continued)
Temporarily Impaired Securities (Continued)

	Less Than Twelve Months		Over Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Total Unrealized Losses

December 31, 2020
Securities Available for Sale
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	(34)	2,051	—	—	(34)
State and municipal securities	(58)	4,979	—	—	(58)
Corporate debt securities	(5)	1,495	—	—	(5)
Asset based securities	—	960	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	(33)	6,643	—	—	(33)
Total securities available for sale	$(130)	$16,128	$—	$—	$(130)

Securities Held to Maturity
U.S. Treasury securities	$—	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	—	—	—	—	—
State and municipal securities	—	—	—	—	—
Corporate debt securities	—	—	—	—	—
Asset based securities	—	—	—	—	—
Mortgage-backed GSE residential/multifamily and non-GSE	—	—	—	—	—
Total securities held to maturity	$—	$—	$—	$—	$—
Total securities	$(130)	$16,128	$—	$—	$(130)